Average Annual Total Returns{- Fidelity Large Cap Stock K6 Fund} - 04.30 Fidelity Large Cap Stock K6 Fund PRO-05 - Fidelity Large Cap Stock K6 Fund	Fidelity Large Cap Stock K6 Fund Return Before Taxes Past 1 year	Fidelity Large Cap Stock K6 Fund Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception
Total	25.66%	14.24%	[1]	28.71%	18.03%	[1]

[1]	(a)From May 25, 2017